Taxation (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2008	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Taxation (Details) [Line Items]
Unrecognized tax benefits		$ 2,174	$ 2,124
Deferred tax assets related to tax loss carry forwards		1,947	1,074
Unrecognized tax benefits ultimately recognized		$ 227	$ 1,050
Borqs HK [Member]
Taxation (Details) [Line Items]
Profits tax rate		16.50%	16.50%	16.50%
Net tax operating loss from subsidiaries		$ 75,955
Borqs India [Member]
Taxation (Details) [Line Items]
Income tax rate		25.17%	25.17%	25.17%
Income tax expense		$ 445	$ 691	$ 173
PRC [Member]
Taxation (Details) [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Withholding tax rate		10.00%
Net tax operating loss from subsidiaries		$ 29,085
Taxable losses expiration term		The PRC taxable losses will expire from 2021 to 2030 if not utilized.
Unrecognized tax benefit income tax expense
Borqs Beijing [Member]
Taxation (Details) [Line Items]
Income tax preferential rate, description		BORQS Beijing was qualified for a High and New Technology Enterprises (“HNTE”) since 2012 and was eligible for a 15% preferential tax rate from 2012 to 2014. In July 2015, BORQS Beijing obtained a new HNTE certificate. BORQS Beijing has successfully renewed the HNTE certificate in December 2021 with effective term of three years until 2023. In accordance with the PRC Income Tax Laws, an enterprise awarded with the HNTE status may enjoy a reduced EIT rate of 15%. For the years ended December 31, 2019, 2020 and 2021, BORQS Beijing enjoyed a preferential tax rate of 15%. Yuantel Telecom was qualified for a High and New Technology Enterprises (“HNTE”) since 2011 and is eligible for a 15% preferential tax rate from 2011 to 2013. In October 2014, Yuantel Telecom obtained a new HNTE certificate, which expired in October 2017. Yuantel Telecom has successfully renewed the HNTE certificate in December 2017 with effective term of three years until 2019. In accordance with the PRC Income Tax Laws, an enterprise awarded with the HNTE status may enjoy a reduced EIT rate of 15%.
Yuantel Telecom [Member]
Taxation (Details) [Line Items]
Income tax preferential rate, description		Yuantel Telecom was qualified for a High and New Technology Enterprises (“HNTE”) since 2011 and is eligible for a 15% preferential tax rate from 2011 to 2013. In October 2014, Yuantel Telecom obtained a new HNTE certificate, which expired in October 2017. Yuantel Telecom has successfully renewed the HNTE certificate in December 2017 with effective term of three years until 2019. In accordance with the PRC Income Tax Laws, an enterprise awarded with the HNTE status may enjoy a reduced EIT rate of 15%. For the years ended December 31, 2019, and the period from January 1 through October 29, 2020, Yuantel Telecom enjoyed a preferential tax rate of 15%.
EIT [Member]
Taxation (Details) [Line Items]
Statutory income tax rate		25.00%